Bank Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bank Borrowings [Abstract]
Bank Borrowings

7. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of June 30, 2023 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	1/18/2023	5/25/2024	4,000,000	551,625
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	689,532
Agricultural Bank of China	Huadong	3.60%	8/12/2022	7/12/2023	9,000,000	1,241,157
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/30/2023	2/15/2024	5,000,000	689,532
Bank of China	Huadong	3.80%	3/10/2023	3/9/2024	10,000,000	1,379,063
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023	10,000,000	1,379,063
Industrial and Commercial Bank of China*	Yada	3.45%	2/17/2022	2/16/2024	9,000,000	1,241,156
Total					52,000,000	7,171,128

Short-term bank borrowings as of December 31, 2022 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023*	4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023*	9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023*	9,000,000	1,304,877
Total					42,000,000	6,089,428

*	These loans were renewed upon maturity.

Interest expense was $128,973, and $98,805 for the six months ended June 30, 2023 and 2022, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	June 30, 2023	December 31, 2022
	US$	US$
Buildings, net	3,432,150	2,777,379
Land use right, net	90,322	96,416
Total	3,522,472	2,873,795

9. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2022 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023	4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023	9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023*	9,000,000	1,304,877
Total					42,000,000	6,089,428

*	These loans were renewed upon maturity.

Short-term bank borrowings as of December 31, 2021 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.70%	11/1/2021	10/19/2022	5,000,000	784,610
Agricultural Bank of China	Huadong	3.70%	11/3/2021	11/3/2022	9,000,000	1,412,296
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/25/2021	2/17/2022	5,000,000	784,609
Bank of China	Huadong	3.80%	3/3/2021	3/2/2022	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.85%	2/19/2021	2/18/2022	9,000,000	1,412,296
Total					33,000,000	5,178,420

Interest expense was $191,198, $180,744 and $137,160 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, Kai Liu and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2022	December 31, 2021
	US$	US$
Buildings, net	2,777,379	2,499,131
Land use right, net	96,416	294,582
Total	2,873,795	2,793,713